Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,808,000.00
Total Fee Amount	3,287.89
Total Offset Amount	0.00
Net Fee	$ 3,287.89
Offering Table N/A
Offset Table N/A	N/A